BORROWINGS - Short-term bank borrowings (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2023	Nov. 30, 2022	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Outstanding balance	¥ 109,900		¥ 148,800	¥ 109,900
Short-Term Debt
Short-Term Debt [Line Items]
Unused bank facility			351,200
November 2022 credit facility
Short-Term Debt [Line Items]
Period of LPR considered		1 year
Amount of credit facilities		¥ 300,000
Annual interest rate		80.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:PrimeRateMember
Expiration date		Nov. 23, 2023
Amount drew drawn				¥ 109,900
Repayment of credit			109,900
Interest rate				2.85%
Outstanding balance	¥ 109,900		0	¥ 109,900
December 2023 credit facility
Short-Term Debt [Line Items]
Period of LPR considered	1 year
Amount of credit facilities	¥ 500,000			500,000
Annual interest rate	80.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember
Expiration date	Dec. 12, 2024
Amount drew drawn			154,800
Repayment of credit			6,000
Outstanding balance	¥ 0		¥ 148,800	¥ 0
Weighted average interest rate	0.00%		2.70%	0.00%
December 2023 credit facility | Minimum
Short-Term Debt [Line Items]
Interest rate			2.65%
December 2023 credit facility | Maximum
Short-Term Debt [Line Items]
Interest rate			2.70%